SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Reconciliation of interest income from loan held for investment
A reconciliation of the Company's interest income from loans held for investment, excluding non-controlling interests, to the Company's interest income from loans held for investment as included within its consolidated statements of operations for the years ended December 31, 2015 and 2014 is as follows ($ in thousands):

	For the year ended December 31,
	2015	2014
Interest income from loans held for investment, excluding non-controlling interests	$77,278	$70,188
Interest income from non-controlling interest investment held by third parties	9,059	307
Interest income from loans held for investment	$86,337	$70,495

Schedule of interest expense
For the years ended December 31, 2015, 2014 and 2013, interest expense is comprised of the following ($ in thousands):

	For the year ended December 31,
	2015	2014	2013
Secured funding agreements and securitizations debt	$29,740	$27,299	$8,774
Secured term loan	388	—	—
Convertible notes	6,214	6,338	6,199
Interest expense	$36,342	$33,637	$14,973

Schedule of effect of adoption of new accounting guidance
The Company early adopted this guidance retrospectively during the fourth quarter of 2015. As a result of adopting this guidance, the following balance sheet line items decreased as of December 31, 2014 as presented in the following table ($ in thousands):

	As of December 31, 2014
	Other Assets	Total Assets	Convertible Notes	Commercial Mortgage-Backed Securitization Debt	Collateralized Loan Obligation Securitization Debt	Total Liabilities	Total Liabilities and Equity
Previously reported	$45,457	$1,867,653	$68,395	$219,043	$308,703	$1,386,767	$1,867,653
Deferred debt issuance costs	(5,498)	(5,498)	(981)	(1,548)	(2,969)	(5,498)	(5,498)
Current presentation	$39,959	$1,862,155	$67,414	$217,495	$305,734	$1,381,269	$1,862,155